Cover	Sep. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	001-43370
Entity Registrant Name	Futurewave Acquisition Corporation
Entity Central Index Key	0002116105
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	Suite 349
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	574-4425
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, one right entitling the holder to receive one-fourth (1/4) of one ordinary share, and one warrant
Title of 12(b) Security	Units, each consisting of one ordinary share, one right entitling the holder to receive one-fourth (1/4) of one ordinary share, and one warrant
Trading Symbol	FWACU
Security Exchange Name	NASDAQ
Ordinary Shares, $0.0001 par value
Title of 12(b) Security	Ordinary Shares, $0.0001 par value
Trading Symbol	FWAC
Security Exchange Name	NASDAQ
Rights to receive one-fourth (1/4) of one ordinary share
Title of 12(b) Security	Rights, each entitling the holder to receive one-fourth (1/4) of one ordinary share
Trading Symbol	FWACR
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share at an exercise price of $11.50 per share
Trading Symbol	FWACW
Security Exchange Name	NASDAQ